Other Gains (Losses)	12 Months Ended
Dec. 31, 2025
OTHER GAINS (LOSSES)
Other Gains (Losses)

33.  OTHER GAINS (LOSSES)

The details of the item ‘Other gains (losses)’ for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Gain on sale of investment in Arcadia Generación Solar S.A. (1)	—	(558)	256,716
Profit on sale of corporate building (2)	—	—	1,142
Sale of Huasco Power Station (3)	—	—	4,535
Proceeds (losses) from sales of other property, plant and equipment	5,541	—	(444)
Gain on sale of Transmisora Eléctrica de Quillota Ltda. (5)	—	—	2,187
Gain (loss) on sale of other investments	260	248	—
Total	5,801	(310)	264,136

(1)On July 12, 2023, Enel Chile signed an agreement for the sale of its subsidiary Arcadia Generación Solar S.A. to the international renewable energy company Sonnedix.

On October 24, 2023, the transfer of 99.99% of the shares held in this company was completed, and as from that date it ceased to be a subsidiary of Enel Chile and to be consolidated. The sale price for this transaction was ThUS$556,223.

(2)On February 1, 2023, the sale of the Group’s Corporate Building was completed, which included the sale of movable property, resulting in a gain of ThUS$1,142.

(3)Corresponds to the sale of the Huasco plant carried out by the Company’s subsidiary Enel Generación Chile, from which a gain of ThUS$4,535 was obtained.

(4)Additional gain related to the sale of Transmisora Eléctrica de Quillota Ltda., completed in December 2021, arising from the price adjustment process established in the purchase and sale agreement.